P E A R  T R E E    F U N D S

July 5, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E. Mail Stop 8626
Washington, D.C. 20549
Attention: Anu Dubey

Re:           Pear Tree Funds (the “Trust”)
           File Nos. (333-102055) and (811-03790)
           R-Tagged Version of Post-Effective Amendment No. 52

Ms. Dubey:

Pursuant to your request, transmitted herewith is version of Post-Effective Amendment No. 52 with Revisions Marked.  I apologize for the omission of the R Tags which was due to an issue with our Edgar Software.

Please contact the undersigned at (781) 676-5967 with any questions or comments.

Very truly yours,

/s/ Kelly J. Lavari

Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC